Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (4,564,465)	$ 626,634	$ (565,298)	$ (899,880)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and Treasury securities held in Trust Account	(4,144)	(11,869)	(8,680)	(20,868)
Accrued interest on promissory note	13,975			5,027
Change in fair value of convertible promissory note	12,560			70,297
Change in fair value of warrant liability	(141,877)	(736,389)	484,637	(952,674)
Fair value of shares transferred to backstop investors	3,426,350
Changes in operating assets and liabilities:
Prepaid expenses	(85,390)	(214,333)	(97,498)	61,407
Accounts payable and accrued expenses	795,815	80,000	53,680	976,359
Due to related party		(17,000)	17,000	(17,000)
Net cash used in operating activities	(547,176)	(272,957)	(116,159)	(777,332)
Cash Flows from an Investing Activity:
Disbursement of cash from Trust	64,996,858
Principal deposited in Trust account for Trust extension			(91,530,000)	(900,000)
Net cash provided by an investing activity	64,996,858		(91,530,000)	(900,000)
Cash Flows from Financing Activities:
Redemption of Class A ordinary shares	(64,996,858)
Proceeds from sale of Class B ordinary shares to Sponsor			25,000
Proceeds from sale of Units, net of underwriters’ discount			88,425,000
Proceeds from issuance of Private Placement shares			4,790,000
Proceeds from sale of Representative shares			750
Proceeds from Promissory Note – Related Party	420,000		177,591	900,000
Repayment of Promissory Note – Related Party			(177,591)
Payment of offering costs			(593,861)
Net cash used in financing activities	(64,576,858)		92,646,889	900,000
Net Change in Cash	(127,176)	(272,957)	1,000,730	(777,332)
Cash, beginning of the period	223,398	1,000,730		1,000,730
Cash, end of period	96,222	727,773	1,000,730	223,398
Fair Value Adjustment of Class A Ordinary Shares to Redemption Value			4,776,381	929,548
Accretion for ordinary shares to redemption amount	$ 4,144	$ 929.548
Fair value of Representative Shares credited to additional paid-in capital			$ 653,250